Document and Entity Information	May 12, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 12, 2023
Entity Registrant Name	Social Leverage Acquisition Corp I
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40059
Entity Tax Identification Number	85-4095616
Entity Address, Address Line One	8390 E. Via De Ventura
Entity Address, Address Line Two	Suite F110-207
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85258
City Area Code	302
Local Phone Number	492-7522
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001834755
Units, each consisting of one share of Class A common stock, $0.0001 par value and one-fourth of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value and one-fourth of one redeemable warrant
Trading Symbol	SLACU
Security Exchange Name	NASDAQ
Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, included as part of the units
Trading Symbol	SLAC
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, included as part of the units
Trading Symbol	SLACW
Security Exchange Name	NASDAQ